DREYFUS PREMIER OPPORTUNITY FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

November 19, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Dreyfus Premier Opportunity Funds (the "Fund") Registration File Nos. 333-34474; 811-9891

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on November 12, 2002.

DREYFUS PREMIER OPPORTUNITY FUNDS

By: /s/ Michael A. Rosenberg
          Michael A. Rosenberg
          Assistant Secretary